Employee Benefits - Summary of Number of Awards and Movements for all Share Plans (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Employee plans [member] | WEP [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Opening balance	6,629,681	5,649,783
Granted during the year	3,445,234	3,017,366
Vested during the year	(600,271)	(1,498,065)
Forfeited during the year	(349,204)	(539,403)
Ending balance	9,125,440	6,629,681
Fair value of awards granted during the year | $	$ 60	$ 49
Employee plans [member] | SWEP [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Opening balance	2,884,076	0
Granted during the year	100,811	3,046,963
Vested during the year	(1,071,291)	(38,146)
Forfeited during the year	(357,023)	(124,741)
Ending balance	1,556,573	2,884,076
Fair value of awards granted during the year | $	$ 2	$ 60
Executive plans [member] | STA [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Opening balance	993,197	994,436
Granted during the year	420,429	495,800
Vested during the year	(286,979)	(450,609)
Forfeited during the year	(60,410)	(46,430)
Ending balance	1,066,237	993,197
Fair value of awards granted during the year | $	$ 10	$ 9
Executive plans [member] | LTA [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Opening balance	2,554,422	2,379,220
Granted during the year	658,969	764,171
Vested during the year	(106,430)	(191,736)
Forfeited during the year	(410,409)	(397,233)
Ending balance	2,696,552	2,554,422
Fair value of awards granted during the year | $	$ 12	$ 13